[Lincoln Letterhead]

VIA EDGAR


May 4, 2007

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549


RE: Lincoln National Variable Annuity Fund A
       Registration No. 002-25618

Commissioners:

The above listed Registrant is filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. We hereby certify that the final form of the Prospectus and Statement of Additional Information for the above referenced account, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from the most recent post-effective amendment to the registration statement filed electronically on Form N-3 with the Commission on April 26, 2007.

If there are any questions regarding this filing, please contact me at (260) 455-6918.


Sincerely,

/s/ Colleen E. Tonn

Colleen E. Tonn
Senior Counsel
The Lincoln National Life Insurance Company